Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Basis of preparation

Basis of preparation

The consolidated financial statements of the VIA Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

All amounts in the consolidated financial statements are reported in Euro (“EUR”), except where otherwise stated.

The Group presents assets and liabilities in the consolidated statements of financial position based on current or non‑current classification. An asset is current when it is expected to be realized within twelve months after the reporting period; or cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non‑current. A liability is current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non‑current.

The consolidated statements of operations and other comprehensive income (loss) have been prepared using the cost of sales method under IFRS. The financial statements have been prepared on a historical cost basis.

The outbreak of the COVID-19 pandemic and the measures adopted by governments in countries worldwide to mitigate the pandemic’s spread have not significantly impacted the Group. Nevertheless, the Group considered the impact of Covid-19 in preparing the financial statements and the application of accounting judgements, estimates and assumptions.

The consolidated financial statements were authorized by the members of the Management Board on April 29, 2021.

Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the assets and liabilities and the results of operations and cash flows of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

Business Combination and Goodwill

Business Combination and Goodwill

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non‑controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non‑controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition‑related costs are expensed as incurred and included in general administrative expenses.

When the Group acquires a business, it assesses the identifiable financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non‑controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re‑assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then a bargain purchase gain is recognized in the statement of operations.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash‑generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Fair value measurement

Fair value measurement

Fair value is a market‑based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements there are three levels of the fair value hierarchy:

•	Level 1—Inputs use quoted prices in active markets for identical assets or liabilities
•	Level 2—Inputs are inputs, other than quoted prices included within Level 1, which are observable either directly or indirectly
•	Level 3—Inputs are unobservable and have values estimated by management based on market participant assumptions which are reasonably available

Revenue from contracts with customers

Revenue from contracts with customers

The Group generates revenue from the production and sale of enhanced display solutions using optical bonding technology and of metal mesh touch sensors. VIA provides optical bonding on either a consignment basis (meaning its customer directly sources all of the necessary product components and the Group applies its patented MaxVU bonding process to assemble such components) or a full service basis (meaning the Group will source the necessary product components and perform the related optical bonding) and R&D engineering services. In the sensor technologies segment, the Group focuses on the development, production and sale of metal mesh touch sensors and the development of other sensor components and technologies that can be incorporated into the Group’s integrated display solutions. A small portion of the Group’s revenues is derived from licenses for its MaxVU optical bonding processes and sales of related bonding equipment to select customers; together these licences comprised less than 2.3% of the Group’s revenues for 2020, 2019 and 2018.

Although there are several components which are used in the bonding process, these components are highly integrated in a way that the customer cannot benefit from either the bonding service or the components used in the bonding process independent from each other. As a result, the fully bonded display is a separate performance obligation both under the consignment model as well as the full service model.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated (e.g., warranty). Based on a detailed evaluation (e.g. whether warranties provided are service‑type warranties), the Group evaluated that these promises are not separate performance obligations. Therefore, no portion of the transaction price needs to be allocated to those promises.

Under certain contracts performed on a full service basis, Group entities source components such as displays from either the customer or suppliers of the customer. The Group evaluated whether payments for such components are considered payables to customers and concluded that those payments are in exchange for a distinct good. Therefore, such payments are classified to cost of sales in the consolidated statements of operations and other comprehensive income (loss).

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group has concluded that it is the principal in its revenue arrangements because it typically controls the goods or services before transferring them to the customer.

For optical bonding services performed under the consignment model, revenue is recognized at a point in time based on the fact that the assets created have alternative use to the Group entities. This is when the enhancement process is finalized, the customer removes the enhanced products from the consignment stock and is invoiced, according to contract.

For the sale of products under the full service model, revenue is recognized at a point in time when control of the products are transferred to the customers, generally on delivery of the products.

For R&D engineering services, revenue is recognized over‑time as the customer simultaneously receives and consumes the benefits provided by the Group’s performance completed to date.

Contract balances

Contract balances

Contract assets

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

Contract fulfilment cost assets

A contract fulfilment cost asset is recognized if the Group incurred costs to fulfil a contract with a customer and this costs relate directly to an existing or specific anticipated contract, generate or enhance resources of the Group that will be used to satisfy the performance obligations in the future and are expected to be recovered.

Contract fulfilment cost assets are amortised on a straight-line basis, consistent with the expected lifetime of the project to which the asset relates.

Contract assets and contract fulfilment cost assets are subject to impairment assessment. Refer to Note 2.4.11.

Trade accounts receivable

A receivable is recognized when an amount of consideration that is unconditional is due from the customer (i.e., only the passage of time is required before payment of the consideration is due). See Note 2.4.8 for accounting policies of financial assets.

Contract liabilities

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract. See note 4.1.

Taxes

Taxes

Income tax expense comprises current and deferred tax and is recognized in profit or loss except to the extent that it arises from a business combination, or items recognized directly in equity or other comprehensive income (OCI).

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted in the countries in which the Group operates at the reporting date. Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that they are recoverable.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities and applying the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Foreign currencies

Foreign currencies

Functional and presentation currency

The Group’s consolidated financial statements are presented in Euros, which is also the parent company’s functional currency. The Group determines the functional currency for each entity and the respective financial statements are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are translated into the respective functional currencies of Group companies using the exchange rates at the dates the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the consolidated statements of operations.

Foreign currency translation

Upon consolidation, the assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date and the consolidated statements of operations and other comprehensive income (loss) are translated at the average rates. The exchange differences arising on translation for consolidation are recognized in OCI. Upon disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to the statement of operations.

A summary of exchange rates to the Euro for currencies in which the Group operates is as follows:

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2020	2020
USD	1.1419	1.2271
CNY	7.8690	8.0225
JPY	121.8024	126.4900
TWD	33.6168	34.5067

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2019	2019
USD	1.1175	1.1234
CNY	7.7487	7.8205
JPY	121.5518	121.9400
TWD	34.5837	33.6811

	Average Rates
	for the Year
	Ending	Spot Rates at
	Dec. 31	Dec. 31
(€1 Equals)	2018	2018
USD	1.1816	1.1450
CNY	7.8074	7.8751
JPY	130.4618	125.8500

Property and equipment

Property and equipment

Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Evaluation of impairment of non‑financial assets is described in 2.4.10.

Cost includes expenditures that are directly attributable to the acquisition of the asset or self‑constructed assets in addition to any costs incurred in order to bring the assets into operating condition. The cost of an item of property and equipment includes the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located to the extent there is an obligation to do so. An asset retirement obligation for such costs is recorded upon acquisition. The costs for dismantling and removing are recognized and measured in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

The Group has recognized asset retirement obligations to return certain of the Group’s premises to their original condition.

Property and equipment are depreciated to their estimated residual values using the straight‑line method over their estimated useful lives. The depreciation is recognized in the statements of operations.

Estimated useful lives are as follows:

Years
Technical equipment and machinery	3 ‑ 13
Factory, office and other equipment	3 ‑ 13

Gains or losses on disposal of property and equipment are recognized in the statements of operations.

Repairs and maintenance are expensed as incurred.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Leases

Leases

Policy applicable after IFRS 16 adoption

The Group assesses at inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

This policy is applied to contracts entered into, on or after January 1, 2019, as well as those existing as of this date and which were previously identified as leases. See 3.1 for additional information on the effect of IFRS 16 adoption.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short‑term leases and leases of low‑value assets. The Group recognizes lease liabilities to make lease payments and right‑of‑use assets representing the right to use the underlying assets.

Right‑of‑use assets

The Group recognizes a right‑of‑use asset at the lease commencement date. Right‑of‑use assets are initially measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right‑of‑use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Rights‑of‑use assets are depreciated on a straight‑line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Years
Buildings	3 ‑ 10
Factory, office and other equipment	3

In addition, the right‑of‑use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. Refer to 2.4.10 Impairment of non‑financial assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The Group presents right‑of‑use assets in ‘property and equipment’ in the statement of financial position.

Lease liability

The lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. The Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments, including in‑substance fixed payments;
•	Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•	Amounts expected to be payable under a residual value guarantee; and
•

The exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in‑substance fixed lease payment.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount for the right‑of‑use asset or is recorded in profit or loss if the carrying amount of the right‑of‑use asset has been reduced to zero.

Short‑term leases and leases of low‑value assets

The Group applies the short‑term lease recognition exemption to leases for IT equipment with an initial lease term of 12 months or less. It also applies the low‑value assets recognition exemption to leases of equipment considered to be low value. For these leases, expense is recognized on a straight‑line basis over the lease term.

Extension options

Some property leases contain extension options exercisable by the Group up to one year before the end of the non‑cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group re‑assesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Policy applicable before IFRS 16 adoption

At the inception of an arrangement, the Group determines whether the arrangement is or contains a lease. The classification of leases is based on the extent to which risks and rewards incidental to ownership of a leased asset lie with the lessor or the lessee.

A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership and otherwise is an operating lease.

The leased assets are measured initially at an amount equal to the lower of the fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset or depreciated over the shorter of the lease term and its useful life.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability and are allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Payments made under operating leases are recognized in profit or loss on a straight‑line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Intangible Assets

Intangible Assets

Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates.

Intangible assets are amortized using the straight‑line method over their estimated useful lives. The amortization is recognized in profit or loss.

The Group had no development expenditures that met the requirements for capitalization and thus none have been capitalized. The Group does not have any intangible assets with indefinite useful lives.

Estimated useful lives are as follows:

Years
Customer relationships	5
Software and Patents	5
Licenses	2

Amortization methods, useful lives and residual values are reviewed at each financial year‑end and adjusted, if appropriate.

Financial Instruments

Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

Under IFRS 9 financial assets are classified, at initial recognition at amortized cost, fair value through other comprehensive income (OCI), or fair value through profit or loss. All of the Group’s financial assets are measured at amortized cost as the financial assets’ contractual cash flows give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding and as the business model of the Group is to collect contractual cash flows. Generally, the Group initially measures a financial asset at its fair value plus transaction costs. Trade receivables do not contain significant a significant financing component and are measured at the transaction price in accordance with 4.1 Revenue from contracts with customers.

Subsequent measurement

For subsequent measurement, financial assets are measured at amortized cost, measured using the effective interest method and are subject to impairment. The Group’s financial assets at amortized cost include trade accounts receivable and other financial assets (current and non‑current), as well as cash and cash equivalents. Gains and losses are recognized in the statements of operations when the asset is derecognized, modified or impaired.

Derecognition

A financial asset is derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset.

Financial liabilities

The Group’s financial liabilities include trade and other payables as well as loans and borrowings, including bank overdrafts.

Initial recognition and measurement

Financial liabilities are classified at initial recognition as financial liabilities at fair value through profit or loss or as financial liabilities at amortized cost. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

After initial recognition, interest‑bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statements of operations when the liabilities are derecognized as well as through the amortization process. Payables are recognized at the amount expected to settle or discharge the liability.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Inventories

Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is based on the first‑in first‑out principle, and includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overhead based on normal operating capacity.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and estimated costs to make the sale.

Impairment of non‑financial assets

Impairment of non‑financial assets

At each reporting date, the Group reviews the carrying amounts of its non‑financial assets (property and equipment, inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets within the scope of IAS 36 are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs (“cash‑generating units”).

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre‑tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in the statements of operations. They are allocated to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Impairment of financial assets

Impairment of financial assets

The Group recognizes loss allowances for expected credit losses (ECLs) for financial assets measured at amortized cost under the general approach of IFRS 9. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables (and contract assets) the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward‑looking factors specific to the debtors and the economic environment.

For bank deposits and other financial receivables not classified as fair value through profit or loss the general approach of IFRS 9 is used.

The Group considers a financial asset in default when contractual payments are 120 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash at banks, cash on hand and short‑term deposits with original maturities of three months or less from the date of acquisition.

Cash equivalents are short‑term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Provisions

Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre‑tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

A provision for warranties is recognized when the underlying products or services are sold, based on historical warranty experience and a weighting of possible outcomes against their associated probabilities.

For several leased buildings, the Group has installed leasehold improvements primarily related to cleanrooms and a provision related to the asset retirement obligation has been recognized (see Note 2.4.5).

Pensions and other post‑employment benefits

Pensions and other post‑employment benefits

Pensions and similar obligations relate to the Group’s statutory pension obligations for defined contribution plans. Obligations for contributions to defined contribution plans are recognized as an expense in the statements of operations. The Group has no defined benefit plans.

Segments

Segments

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (CODM). The CODM is comprised of the CEO and the CFO of VIA. Since the acquisition of VTS in 2018 the Group reports two operating segments, “Display Solutions” and “Sensor Technologies”. No operating segments have been aggregated to form the reportable segments.

Although Display Solutions includes a number of different applications for optical bonding services, the process, customers and economic characteristics are similar. The Display Solutions facilities have the capability of serving both the consignment and full service models.

The acquisition of VTS (see Note 5) provided a horizontal extension of the value chain, but its operations are not significantly interrelated to other group entities. Therefore, the Group has an operating segment which is separately reviewed by the CODM. The segment Sensor Technologies engages in the production of metal mesh touch sensor technology and electrode base film.

The CODM monitors the operating results of its segments separately for the purpose of making decisions regarding resource allocation and performance assessment. Segment performance is evaluated based on revenue, gross profit, EBITDA and net profit (loss). Segment performance is not evaluated based on the measures of Operating income (loss) and Depreciation and amortization, which are presented in the tables below in Note 24 to reconcile gross profit to EBITDA.

During the reporting period inter‑segment supply of goods occurred and inter‑segment services were provided which included a  handling/management fee from the segment “Display Solutions” to the segment “Sensor Technologies”.

The Group defines segment assets, segment liabilities and capital expenditure, as the total assets, total liabilities, and total capital expenditure relating to the specific operating segment of the Group.

Related parties

2.4.16Related parties

Related parties are members of the Group’s supervisory board, executive officers, key management personnel or holders of more than 20% of its shares. The key management personnel according to IAS 24 are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including director of the Group. Furthermore, close family members of related parties are in the scope of IAS 24